                                          MEMBER OF
THE DEFENSIVE EQUITY PORTFOLIO            100% NO-LOAD-TM-
OF ANALYTIC OPTIONED EQUITY FUND, INC.    MUTUAL FUND COUNCIL
----------------------

August 6, 1997

Dear Fellow Shareholders:

    The net asset value for the Defensive Equity Portfolio of the Analytic Optioned Equity Fund increased 10.0% per share for the quarter and 11.5% per share for the six months ending June 30, 1997 compared to 17.4 % and 20.4% for the S&P 500 Index for the same periods. At quarter end, the Fund's share price was $15.97 after paying its 76th consecutive quarterly dividend from net investment income of $0.02.

    Over the most recent 10 years, the net total return was 163.1%. This 10 year return is equivalent to an annualized growth rate of 10.2%, well ahead of the 3.5% average annual rate of inflation (consumer price index) over this period. Over this most recent 10 year period your Fund's return was achieved with 42% less risk than the S&P 500 Index as measured by Standard Deviation.

Six-Month Market Review

    During the first six months of 1997, the S&P 500 has appreciated almost as much as it did during all of 1996. The rapid rise in the S&P 500 during the second quarter of this year caught most analysts by surprise. It is always very tempting during such rapid advances to make the portfolio less defensive. However, doing so would violate your Fund's investment philosophy of providing equity market exposure with less than average volatility. By maintaining a defensive posture your Fund is able to produce relatively predictable and consistent results in a variety of different market environments.

    The past two and one-half years have seen unprecedented growth in the stock market. We, along with many other analysts, believe the market is overvalued by historical standards. However, with inflation worldwide very low and the continuing emergence of a global economy, one would expect continued growth. As we evaluate the levels of call option premiums, investors expect continued growth over the short term (three months). Beyond that, call premium levels suggest a less bullish stance and more uncertainty in the market. Because no one knows with certainty which direction the market will move, your Fund continues committed to its proven strategy of remaining virtually fully invested in a well-diversified portfolio of higher quality stocks on which options are sold. Your Fund is well-positioned to protect against market declines and to gain from market advances.

          COMPLETE INVESTMENT RECORD FROM INCEPTION 7/1/78 TO 6/30/97
                                  (PERCENTAGE)

                                                                          THE DEFENSIVE EQUITY
                                                                                PORTFOLIO
                                                                                 OF THE
                                                                      ANALYTIC OPTIONED EQUITY FUND  S&P 500 INDEX
                                                                      -----------------------------  --------------
Average Annual Compound Total Return                                                11.65                   16.80
Standard Deviation (Risk Level)                                                      8.98                   14.54
Beta                                                                                 0.57                    1.00

    We are pleased to report that your Fund was featured in the May issue of MONEY MAGAZINE. In an article entitled "Funds That Refuse To Lose", MONEY evaluated 386 mutual funds that have had the same portfolio manager for the past 10 years. Only 10 of those funds had not lost money over that 10 year period including your Fund. We believe that the unique approach utilized by your Fund makes it an integral part of your overall asset allocation.

    Should you ever have any questions regarding your Fund's investment strategy or results, please call us at 1-800-374-2633.

               WE APPRECIATE AND THANK YOU FOR INVESTING WITH US.

/s/ Harindra de Silva                       /s/ Charles L. Dobson
Harindra de Silva, Ph.D., CFA                               Charles L. Dobson
President                                      Executive Vice President & Portfolio Manager

    *The investment returns quoted in this letter represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

        THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND
                                  TOTAL RETURN
                  GROWTH OF $10,000 INVESTMENT 7/1/87--6/30/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     THOUSANDS                             AOEF         S & P 500        CPI
Jun-87                                                        $10,000      $10,000        $10,000
Sep-87                                                        $10,399      $10,662        $10,126
Dec-87                                                         $9,229       $8,249        $10,165
Mar-88                                                         $9,683       $8,734        $10,262
Jun-88                                                        $10,176       $9,310        $10,394
Sep-88                                                        $10,358       $9,346        $10,552
Dec-88                                                        $10,669       $9,636        $10,614
Mar-89                                                        $11,120      $10,313        $10,772
Jun-89                                                        $11,648      $11,221        $10,931
Sep-89                                                        $12,415      $12,416        $11,010
Dec-89                                                        $12,561      $12,671        $11,107
Mar-90                                                        $12,513      $12,288        $11,336
Jun-90                                                        $12,786      $13,061        $11,442
Sep-90                                                        $11,841      $11,261        $11,689
Dec-90                                                        $12,755      $12,269        $11,785
Mar-91                                                        $13,621      $14,055        $11,891
Jun-91                                                        $13,632      $14,026        $11,979
Sep-91                                                        $14,132      $14,781        $12,085
Dec-91                                                        $14,450      $16,017        $12,147
Mar-92                                                        $14,509      $15,608        $12,270
Jun-92                                                        $14,769      $15,915        $12,349
Sep-92                                                        $14,947      $16,408        $12,446
Dec-92                                                        $15,342      $17,245        $12,499
Mar-93                                                        $15,893      $17,984        $12,649
Jun-93                                                        $16,009      $18,077        $12,719
Sep-93                                                        $16,269      $18,539        $12,781
Dec-93                                                        $16,373      $18,968        $12,842
Mar-94                                                        $16,058      $18,244        $12,966
Jun-94                                                        $16,265      $18,319        $13,036
Sep-94                                                        $16,875      $19,221        $13,160
Dec-94                                                        $16,777      $19,216        $13,186
Mar-95                                                        $17,818      $21,087        $13,336
Jun-95                                                        $18,849      $23,088        $13,433
Sep-95                                                        $19,749      $24,923        $13,494
Dec-95                                                        $20,392      $26,408        $13,521
Mar-96                                                        $21,253      $27,844        $13,714
Jun-96                                                        $22,056      $29,101        $13,802
Sep-96                                                        $22,567      $29,991        $13,899
Dec-96                                                        $23,592      $32,502        $13,970
Mar-97                                                        $23,903      $33,350        $14,093
Jun-97                                                        $26,305      $39,173        $14,106
                                                       Average Annual     Compound   Total Return
                                                      Since Inception      5 Years       10 Years
AOEF                                                             11.7         12.2           10.1
S&P 500                                                          16.8         19.8           14.7
Past performance is not predictive of future
performance.

                             YEARLY RISK COMPARISON
                                1/1/87--12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         AOEF      S & P 500
87                       17.5791      36.6951
88                       3.17386       5.6692
89                       4.49586      7.38831
90                       12.5315      20.5969
91                       5.63219      12.3046
92                       1.88552      6.48213
93                       2.74096      3.08515
94                       4.91682      7.15594
95                       2.62219       3.4785
96                        1.9678      4.48378
Standard Deviation, %

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

The investment returns quoted represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                       JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS                                   Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
AEROSPACE & DEFENSE--2.38% OF NET ASSETS
  Boeing Co.                                    10,000     $   530,625     5,000      Aug '97   $ 52.50    $         $   15,625
                                                                           5,000      Nov '97     60.00                  10,000
  McDonnell Douglas Corp.                        4,000         274,000     4,000      Aug '97     70.00                  11,750
  Northrop Grumman Corp.                         3,000         263,437     3,000      Aug '97     80.00                  26,437
  Raytheon Co.                                   5,000         255,000     5,000      Nov '97     50.00                  19,063
                                                           -----------                                               ----------
                                                             1,323,062                                                   82,875
                                                           -----------                                               ----------
AUTO RELATED--0.73%
  Goodyear Tire & Rubber Co.                     3,000         189,937     3,000      Jul '97     55.00                  25,125
  T R W, Inc.                                    4,000         227,250     4,000      Jul '97     55.00                   8,750
                                                           -----------                                               ----------
                                                               417,187                                                   33,875
                                                           -----------                                               ----------
AUTOS & TRUCKS--1.79%
  Chrysler Corp.                                 7,000         229,752     7,000      Oct '97     35.00                   7,000
  Ford Motor Co.                                 6,000         226,565     4,500      Dec '97     40.00                   9,000
  General Motors Corp.                           9,100         506,822     5,000      Dec '97     60.00                  10,625
                                                                           4,100      Sep '97     60.00                   4,100
                                                           -----------                                               ----------
                                                               963,139                                                   30,725
                                                           -----------                                               ----------
BANKS/SAVINGS & LOANS--7.70%
  Banc One Corp.                                 5,500         266,406     2,000      Nov '97     45.00                  11,750
  Bank of New York, Inc.                         8,700         378,450     4,000      Oct '97     40.00                  20,250
                                                                           1,900      Jan '98     50.00                   2,494
  Bankamerica Corp.                             10,000         645,625    10,000      Oct '97     70.00                  25,000
  Barnett Banks, Inc.                           16,000         840,000     8,000      Jul '97     45.00                  59,000
                                                                           8,000      Oct '97     50.00                  34,000
  Chase Manhattan Corp.                          3,000         291,188     3,000      Sep '97    110.00                   4,125
  Citicorp                                       6,100         735,431     3,000     July '97    120.00                  10,875
                                                                           3,100      Oct '97    130.00                  13,175
  Fleet Norstar Financial Group                  5,000         316,250     5,000      Oct '97     60.00                  27,812
  J.P. Morgan & Co.                              4,000         417,500     4,000      Sep '97    110.00                  12,000
  Nationsbank, Corp.                             6,000         387,000     6,000      Aug '97     60.00                  45,000
                                                           -----------                                               ----------
                                                             4,277,850                                                  265,481
                                                           -----------                                               ----------
BREWERY/SPIRITS & TOBACCO--0.38%
  Seagram Co., Ltd.                              5,000         201,250     5,000      Aug '97     42.50                   2,812
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
BROADCAST RADIO & TELEVISION--0.34%
  Viacom Inc., Class A**                         5,800         170,737     5,800      Aug '97     40.00                     725
  Viacom Inc., Class B**                           226           6,780
                                                           -----------                                               ----------
                                                               177,517                                                      725
                                                           -----------                                               ----------
BUILDING/PACKAGE MATERIALS--0.37%
  Armstrong World Industries, Inc.               3,000     $   220,125     3,000      Sep '97   $ 65.00    $         $   27,750
                                                           -----------                                               ----------
CHEMICALS--2.58%
  Dow Chemical Co.                               3,000         261,375     3,000      Sep '97     85.00                  15,750
  Du Pont (E.I.) De Nemours Co.                 12,000         754,500    12,000      Oct '97     52.50                 135,000
  Grace (W R) & Co.                                800          44,100
  Hercules, Inc.                                 5,000         239,375
  Monsanto Co.                                   5,000         215,313     5,000      Oct '97     40.00                  21,250
                                                           -----------                                               ----------
                                                             1,514,663                                                  172,000
                                                           -----------                                               ----------
COMPUTER SERVICES/SOFTWARE--5.55%
  Cisco Systems, Inc.**                         10,500         704,812     5,500      Jul '97     60.00                  44,000
                                                                           5,000      Oct '97     65.00                  41,250
  First Data Corp.                               5,000         219,688     5,000      Aug '97     40.00                  24,688
  Microsoft Corp.**                             12,000       1,516,500     3,000      Jul '97    125.00                  15,000
                                                                           3,000      Oct '97    125.00                  36,000
                                                                           3,000      Oct '97    130.00                  27,000
                                                                           3,000      Oct '97    140.00                  15,375
  NCR Corp.                                      1,218          36,236
  Oracle Systems**                               9,600         483,600     9,600      Dec '97     55.00                  42,000
  Seagate Technology**                           5,000         175,937
                                                           -----------                                               ----------
                                                             3,136,773                                                  245,313
                                                           -----------                                               ----------
COMPUTERS--2.64%
  Compaq Computer Corp.**                        4,000         397,000     4,000      Jul '97     95.00                  28,000
  International Business Machines Corp.         11,800       1,064,213     5,800      Jul '97     85.00                  39,150
                                                                           6,000      Oct '97    100.00                  18,000
                                                           -----------                                               ----------
                                                             1,461,213                                                   85,150
                                                           -----------                                               ----------
COSMETICS & PERSONAL CARE--0.88%
  Avon Products, Inc.                            1,800         127,013
  Gillette Co.                                   4,000         379,000     4,000      Sep '97     85.00                  45,500
                                                           -----------                                               ----------
                                                               506,013                                                   45,500
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                       JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
ELECTRONICS--9.61%
  Applied Materials, Inc.**                      5,000     $   354,063     5,000      Jul '97   $ 65.00    $         $   43,750
  Emerson Electric Co.                           7,000         385,437     7,000      Dec '97     60.00                   9,625
  General Electric Co.                          28,000       1,830,500     5,500      Jul '97     70.00                   1,375
                                                                          12,000      Sep '97     55.00                 135,000
                                                                           5,000      Sep '97     65.00                  19,375
                                                                           5,500      Dec '97     70.00                  16,500
  Hewlett-Packard Co.                           13,000         728,000     5,000      Aug '97     60.00                   5,000
                                                                           4,000      Nov '97     55.00                  20,500
                                                                           4,000      Nov '97     60.00                  13,000
  Intel Corp.                                   10,000       1,418,125     5,000      Jul '97    150.00                  10,000
                                                                           5,000      Jul '97    155.00                   5,625
  Motorola, Inc.                                 9,000         684,000     4,500      Jan '97     75.00                  39,375
                                                                           4,500      Jul '97     60.00                  76,500
                                                           -----------                                               ----------
                                                             5,400,125                                                  395,625
                                                           -----------                                               ----------
ELECTRIC/GAS/WATER UTILITIES--3.17%
  American Electric Power Co.                    5,000         210,000
  Consolidated Edison of New York                3,300          97,144
  Dominion Resources, Inc.                       5,000         183,125
  Duke Power Co.                                 5,000         239,688
  F P L Group, Inc.                              5,000         230,312     5,000      Sep '97     50.00                   1,250
  P G & E Corp.                                  8,000         194,000
  Public Service Enterprise Group, Inc.          6,000         150,000
  Southern Co.                                  16,000         350,000
                                                           -----------                                               ----------
                                                             1,654,269                                                    1,250
                                                           -----------                                               ----------
ENTERTAINMENT/ADVERTISING--1.04%
  The Walt Disney Co.                            7,000         561,750     3,500      Jul '97     80.00                   4,813
                                                                           3,500      Oct '97     80.00                  14,875
                                                           -----------                                               ----------
                                                               561,750                                                   19,688
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
FINANCIAL SERVICES & BROKERS--3.37%
  American Express Co.                           3,300     $   245,850     3,300      Jul '97   $ 70.00    $         $   18,150
  Federal Home Loan Mortgage Corp.               5,000         171,875     5,000      Jul '97     32.50                  15,000
  Federal National Mortgage Association          7,000         305,375     7,000      Dec '97     50.00                  10,063
  Merrill Lynch & Co.                           12,000         715,500    12,000      Jan '98     65.00                  52,500
  Morgan Stanley, Dean Witter, Discover & Co.   10,000         430,625     5,000      Jul '97     45.00                   2,500
                                                                           5,000      Oct '97     45.00                  13,437
                                                           -----------                                               ----------
                                                             1,869,225                                                  111,650
                                                           -----------                                               ----------
FOOD--1.53%
  Heinz (H.J.) Co.                               1,500          69,188
  Kellogg Co.                                    5,000         428,125     5,000      Sep '97     90.00                  15,937
  Wrigley Wm. Jr. Co.                            5,000         335,000     5,000      Sep '97     65.00                  21,563
                                                           -----------                                               ----------
                                                               832,313                                                   37,500
                                                           -----------                                               ----------
FOOD PROCESSING & WHOLESALE--6.59%
  Campbell Soup Co.                             10,000         500,000     5,000      Nov '97     50.00                  14,062
                                                                           5,000      Nov '97     55.00                   5,000
  Coca-Cola Co.                                 22,000       1,485,000     7,000      Aug '97     65.00                  47,250
                                                                           5,000      Aug '97     70.00                  15,625
                                                                           5,000      Nov '97     70.00                  28,125
                                                                           5,000      Nov '97     75.00                  16,250
  Conagra, Inc.                                  2,000         128,250     2,000      Sep '97     60.00                  12,250
  Pepsico, Inc.                                 16,000         601,000     6,000      Jul '97     32.50                  33,750
                                                                           5,000      Jul '97     40.00                   8,750
                                                                           5,000      Oct '97     35.00                  19,687
  Philip Morris Companies, Inc.                 21,000         931,875     7,500      Sep '97    48.375                  10,781
                                                                           7,500      Sep '97     55.00                   3,750
                                                           -----------                                               ----------
                                                             3,646,125                                                  215,280
                                                           -----------                                               ----------
FOREST PRODUCTS & PAPER--1.36%
  International Paper Co.                        5,000         242,812     5,000      Oct '97     45.00                  25,938
  Kimberly Clark Corp.                          10,000         497,500     5,000      Jul '97     55.00                   1,094
                                                                           5,000      Oct '97     57.50                   3,750
                                                           -----------                                               ----------
                                                               740,312                                                   30,782
                                                           -----------                                               ----------
HOME--CONSTRUCTION/TOOLS/FURNISHING--0.50%
  Whirlpool Corp.                                5,000         272,812     5,000      Sep '97     55.00                  12,188
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                       JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
HOUSEHOLD PRODUCTS/WARES--2.07%
  Clorox Co.                                     2,500     $   330,000     2,500      Jul '97   $125.00    $         $   19,375
  Procter & Gamble Co.                           6,000         847,500     3,000      Jul '97    125.00                  47,250
                                                                           3,000      Oct '97    135.00                  35,250
                                                           -----------                                               ----------
                                                             1,177,500                                                  101,875
                                                           -----------                                               ----------
INSURANCE--3.94%
  Allstate Corp.                                 5,070         370,110     5,000      Jul '97     65.00                  50,625
  American International Group, Inc.             3,000         448,125     3,000      Jan '98    150.00                  33,000
  Cigna Corp.                                    3,500         621,250     3,500      Jul '97    165.00                  46,156
  Loews Corp.                                    4,000         400,500     4,000      Sep '97    110.00                   8,000
  Torchmark Corp.                                  900          64,125
  Travelers Group, Inc.                          5,000         315,313     5,000      Sep '97     60.00                  30,625
                                                           -----------                                               ----------
                                                             2,219,423                                                  168,406
                                                           -----------                                               ----------
MACHINE CONSTRUCTION/DIVERSIFIED--0.46%
  Deere & Co.                                    5,000         274,375     5,000      Dec '97     50.00                  36,563
                                                           -----------                                               ----------
MEDICAL SUPPLIES & SERVICES--1.78%
  Becton Dickinson & Co.                         6,000         303,750     6,000      Dec '97     55.00                  13,500
  C.R. Bard, Inc.                                5,000         181,562     5,000      Jul '97     30.00                  33,750
  Columbia HCA/Healthcare Corp.                  7,500         294,844     2,500      Aug '97     45.00                   1,094
                                                                           5,000      Nov '97     45.00                   2,969
  Fresensius Medical Care**                        877          25,543
  Fresensius Medical Care-Preferred Shares**       800              46
  United States Surgical Corp.                   5,000         186,250     5,000      Oct '97     37.50                  14,375
                                                           -----------                                               ----------
                                                               991,995                                                   65,688
                                                           -----------                                               ----------
METALS & MINING--0.63%
  Aluminum Co. of America                        3,000         226,125     3,000      Jul '97     75.00                   8,625
  Barrick Gold, Corp.                            5,000         110,000     5,000      Jul '97     25.00                     312
                                                           -----------                                               ----------
                                                               336,125                                                    8,937
                                                           -----------                                               ----------
MISCELLANEOUS MANUFACTURING--2.10%
  Allied Signal Corp.                            5,000         420,000     5,000      Sep '97     75.00                  51,250
  Eastman Kodak Co.                              3,500         268,625     3,500      Jul '97     90.00                     437
  Minnesota Mining & Manufacturing Co.           5,000         510,000     5,000      Jul '97     90.00                  53,750
                                                           -----------                                               ----------
                                                             1,198,625                                                  105,437
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
OFFICE/BUSINESS EQUIPMENT--0.73%
  Ikon Office Solutions                          2,500     $    62,344
  Xerox Corp.                                    5,000         394,375     5,000      Oct '97   $ 65.00    $         $   76,250
                                                           -----------                                               ----------
                                                               456,719                                                   76,250
                                                           -----------                                               ----------
OIL/GAS DOMESTIC--2.48%
  Atlantic Richfield Co.                        10,000         705,000    10,000      Jul '97    135.00                  35,000
  El Paso Natural Gas Co.                          586          32,230
  Enron Corp.                                    5,000         204,063     5,000      Oct '97     40.00                  12,188
  Pennzoil Co.                                   2,000         153,500     1,000      Jul '97     55.00                  21,875
  Tenneco, Inc.                                  6,300         284,681     6,300      Nov '97     45.00                  16,931
                                                           -----------                                               ----------
                                                             1,379,474                                                   85,994
                                                           -----------                                               ----------
OIL/GAS INTERNATIONAL--6.35%
  Amoco Corp.                                    4,500         391,219     4,500      Nov '97     90.00                  15,750
  Chevron Corp.                                  5,000         369,687     5,000      Dec '97     80.00                  10,312
  Exxon Corp.                                   25,000       1,537,500     4,000      Jul '97     55.00                  27,500
                                                                           9,000      Jul '97     57.50                  36,000
                                                                          10,000      Oct '97     57.50                  56,250
                                                                           2,000      Oct '97     60.00                   8,500
  Mobil Corp.                                   12,000         838,500    12,000      Nov '97     65.00                  90,000
  Texaco, Inc.                                   4,000         435,000     4,000      Oct '97    110.00                  22,500
                                                           -----------                                               ----------
                                                             3,571,906                                                  266,812
                                                           -----------                                               ----------
OIL EQUIPMENT/EXPLORATION & SERVICES--0.70%
  Halliburton Co.                                5,000         396,250     5,000      Oct '97     80.00                  31,250
                                                           -----------                                               ----------
PAPER & PACKAGING--0.04%
  Unisource Worldwide, Inc.                      1,250          20,000
                                                           -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                       JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
PHARMACEUTICAL & BIOTECHNOLOGY--9.95%
  Allergan, Inc.                                 5,100     $   162,244     5,100      Oct '97   $ 30.00    $         $   18,806
  American Home Products Corp.                   6,000         459,000     6,000      Jul '97     65.00                  70,500
  Amgen, Inc.                                    5,000         290,625     5,000      Jul '97     70.00                     625
  Bristol Myers Squibb Co.                      10,000         810,000     5,000      Jul '97     80.00                  16,250
                                                                           5,000      Sep '97     70.00                  60,625
  Eli Lilly & Co.                               10,000       1,093,125     5,000      Oct '97     85.00                 129,375
                                                                           5,000      Oct '97     90.00                 103,750
  Johnson & Johnson                             15,000         965,625     5,000      Jul '97     55.00                  45,000
                                                                           5,000      Jul '97     60.00                  21,875
                                                                           5,000      Oct '97     60.00                  31,250
  Merck & Co.                                    7,500         776,250     7,500      Jul '97     95.00                  65,625
  Molecular Biosystems, Inc.**                      16             144
  Pfizer, Inc.                                   6,000         717,000     3,000      Aug '97    120.00                  19,125
                                                                           3,000      Aug '97    130.00                   8,438
  Warner-Lambert Co.                             5,000         621,250     5,000      Jul '97    100.00                 120,000
                                                           -----------                                               ----------
                                                             5,895,263                                                  711,244
                                                           -----------                                               ----------
PRINT AND PUBLISHING--0.51%
  Times Mirror Co., Class A                      5,000         276,250     5,000      Sep '97     60.00                   9,062
                                                           -----------                                               ----------
RAILROAD/TRUCKING/MISCELLANEOUS--0.26%
  C.S.X. Corp.                                   2,000         111,000
  Newport News Shipbuilding                      1,260          24,491
                                                           -----------
                                                               135,491
                                                           -----------
RESTAURANT & LODGING--1.09%
  Hilton Hotels Corp.                           10,000         265,625     5,000      Jul '97     30.00                     625
                                                                           5,000      Oct '97     30.00                   2,969
  McDonald's Corp.                               3,500         169,094     3,500      Sep '97     55.00                   1,313
  Mirage Resorts, Inc.**                         5,800         146,450     5,800      Aug '97     25.00                   8,700
                                                           -----------                                               ----------
                                                               581,169                                                   13,607
                                                           -----------                                               ----------
RETAIL--GENERAL/DEPARTMENT--3.18%
  Dayton-Hudson Corp.                            9,000         478,688     4,500      Jul '97     45.00                  38,250
                                                                           4,500      Oct '97     45.00                  42,188
  Gap, Inc                                       7,000         272,125     7,000      Sep '97     35.00                  38,500
  J.C. Penney Co.                                5,500         287,031     5,500      Nov '97     55.00                   7,047
  Nordstrom, Inc.                                5,000         245,312     5,000      Jul '97     45.00                  19,375
  Sears Roebuck & Co.                           10,000         537,500     5,000      Jul '97     55.00                   4,375
                                                                           5,000      Oct '97     55.00                  15,625
                                                           -----------                                               ----------
                                                             1,820,656                                                  165,360
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
RETAIL--GROCERY/DRUG--0.34%
  Winn-Dixie Stores, Inc.                        5,000     $   186,250     5,000      Jul '97   $ 35.00    $         $   11,250
                                                           -----------                                               ----------
SPECIALTY RETAIL/WHOLESALE--1.21%
  Home Depot, Inc.                               5,000         344,687     5,000      Nov '97     60.00                  56,250
  NIKE, Inc.                                     6,000         350,250     6,000      Jul '97     60.00                   9,000
                                                           -----------                                               ----------
                                                               694,937                                                   65,250
                                                           -----------                                               ----------
TELECOMMUNICATION UTILITIES--8.20%
  American Telephone & Telegraph                19,500         683,719
  Ameritech Corp.                               10,000         679,375     5,000      Oct '97     70.00                  13,125
  Bell Atlantic Corp.                            5,000         379,375
  Bellsouth Corp.                               14,400         667,800
  G T E Corp.                                    7,500         329,062
  M C I Communications                          10,000         382,813
  Nynex Corp.                                    8,500         489,813
  SBC Communications, Inc.                       9,000         556,875
  U S West, Inc.                                 3,000         113,062
                                                           -----------                                               ----------
                                                             4,281,894                                                   13,125
                                                           -----------                                               ----------
TELECOMMUNICATIONS & EQUIPMENT--0.72%
  Lucent Technologies, Inc.                         15           1,081
  Northern Telecom, Ltd.                         5,000         455,000     5,000      Sep '97     75.00                  81,875
                                                           -----------                                               ----------
                                                               456,081                                                   81,875
                                                           -----------                                               ----------
TRANSPORTATION--0.66%
  Union Pacific Corp.                            5,000         352,500     5,000      Aug '97     70.00                   7,500
                                                           -----------                                               ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                       JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          Outstanding Options
                                                                        -------------------------------------------------------
                                                     Investments                                               Market Value
                                               -----------------------                                     --------------------
                                               Number of     Market      Shares    Expiration  Exercise    Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date       Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  ---------   -------   ----------
WASTE DISPOSAL--0.20%
  Waste Management Inc.                          3,500     $   112,437     3,500      Aug '97   $ 32.50    $         $    6,344
                                                           -----------                                               ----------
    TOTALS                                                 $55,991,043                                               $3,847,998
                                                           -----------                                               ----------
                                                           -----------                                               ----------
TOTAL COMMON STOCKS--107.50%
  (Cost $39,164,501)                                        55,991,043
TOTAL OPTIONS SOLD--(7.39%)
  (Premiums ($2,107,212))                                   (3,847,998)
CASH EQUIVALENTS--0.05%
  SEI Daily Income Prime Obligation Fund
    5.44% (Cost 27,534)                                         27,534
EXCESS OTHER LIABILITIES OVER ASSETS
  (NET)--(0.16%)                                               (84,540)
                                                           -----------
NET ASSETS--100%                                           $52,086,039
                                                           -----------
                                                           -----------

**NON-INCOME PRODUCING SECURITY

________________________________________________________________________________

TEN LARGEST HOLDINGS*

                                               Percent of                                                Percent of
                                               Net Assets                                                Net Assets
                                               ----------                                                ----------
1. General Electric Co.                           3.2%    6. International Business Machines Corp.          1.9%
2. Microsoft Corp.                                2.7     7. Philip Morris Companies, Inc.                  1.8
3. Exxon Corp.                                    2.7     8. Johnson & Johnson                              1.7
4. Intel Corp.                                    2.7     9. Eli Lilly & Co.                                1.7
5. Coca Cola Co.                                  2.6     10. Procter & Gamble Co.                          1.5

*REDUCED BY OPTIONS SOLD

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Securities portfolio at market value (identified cost $39,164,501).................................  $55,991,043
  Cash equivalents...................................................................................       27,534
  Accrued interest receivable........................................................................       12,416
  Receivable for investments sold....................................................................      107,885
  Receivable for portfolio shares sold...............................................................        9,768
  Dividends receivable...............................................................................       71,848
                                                                                                       -----------
    Total assets.....................................................................................   56,220,494
                                                                                                       -----------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $2,107,212).................................    3,847,998
  Accrued expenses...................................................................................       39,018
  Payable for investments purchased..................................................................       72,915
  Payable for shares redeemed........................................................................       36,826
  Dividends payable..................................................................................        1,980
  Payable to custodian bank..........................................................................      135,718
                                                                                                       -----------
    Total liabilities................................................................................    4,134,455
                                                                                                       -----------
NET ASSETS...........................................................................................  $52,086,039
                                                                                                       -----------
                                                                                                       -----------
REPRESENTED BY:
  Paid in capital....................................................................................  $35,612,568
  Undistributed net investment income................................................................       22,881
  Undistributed net realized gains...................................................................    1,364,833
  Net unrealized appreciation of investments.........................................................   15,085,757
                                                                                                       -----------
                                                                                                       $52,086,039
                                                                                                       -----------
                                                                                                       -----------
  Net asset value, purchase and redemption price per outstanding capital share (100,000,000 shares of
    no par capital shares authorized, 3,261,064 capital shares outstanding)..........................  $     15.97
                                                                                                       -----------
                                                                                                       -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 1997 (UNAUDITED)

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                              JUNE 30, 1997        YEAR ENDED
                                                                               (UNAUDITED)     DECEMBER 31, 1996
                                                                              --------------  --------------------
OPERATIONS:
  Net investment income.....................................................   $    225,297      $      694,100
  Net realized gain on investments and options..............................      1,364,428           2,783,447
  Change in unrealized appreciation on investments and options..............      4,093,377           3,607,945
                                                                              --------------  --------------------
    Increase in net assets from operations..................................      5,683,102           7,085,492
                                                                              --------------  --------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income................................................       (202,416)           (700,644)
  From net realized gains...................................................        --               (2,598,524)
                                                                              --------------  --------------------
    Decrease in net assets from distributions...............................       (202,416)         (3,299,168)
                                                                              --------------  --------------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 307,200 and 865,241 capital shares for six months
    ended June 30, 1997 and year ended December 31, 1996, respectively......      4,659,834          11,970,173
  Proceeds from 11,775 and 192,456 capital shares issued upon reinvestment of distributions for six months ended June 30, 1997 and year ended
    December 31, 1996, respectively.........................................        176,815           2,761,283
  Cost of 706,633 and 624,996 capital shares redeemed for six months ended
    June 30, 1997 and year ended December 31, 1996, respectively............    (10,715,100)         (8,681,585)
                                                                              --------------  --------------------
  Increase (decrease) in net assets from fund share transactions............     (5,878,451)          6,049,871
                                                                              --------------  --------------------
  Net increase (decrease) in net assets.....................................       (397,765)          9,836,195
    Net assets, beginning of period.........................................     52,483,804          42,647,609
                                                                              --------------  --------------------
    Net assets, end of period...............................................   $ 52,086,039      $   52,483,804
                                                                              --------------  --------------------
                                                                              --------------  --------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Interest............................................  $    50,433
  Dividend............................................      516,173
                                                        -----------
  Total investment income.............................      566,606
                                                        -----------
EXPENSES:
  Investment advisory and management fees.............      193,933
  Administrative Fees.................................       59,022
  Audit and tax fees..................................       17,594
  Printing fees.......................................       16,890
  Registration fees...................................       21,113
  Custodian fees......................................       15,515
  Directors' fees and expenses........................        7,038
  Legal fees..........................................        4,574
  Miscellaneous fees..................................        5,630
                                                        -----------
    Net expenses......................................      341,309
                                                        -----------
    Net investment income.............................      225,297
                                                        -----------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND OPTIONS:
  Net realized gain on investments....................    2,572,532
  Net realized loss on options........................   (1,208,104)
                                                        -----------
    Total net realized gain...........................    1,364,428
  Net change in unrealized appreciation (depreciation)
    on investment and option transactions.............    4,093,377
                                                        -----------
  Net realized and unrealized gain on investment and
    option transactions...............................    5,457,805
                                                        -----------
    Net increase in net assets from operations........  $ 5,683,102
                                                        -----------
                                                        -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company.

The Fund's investment objective is to obtain a greater long-term total return and smaller fluctuations in quarterly return from a diversified, hedged common stock portfolio than would be realized from the same portfolio unhedged. The Fund attempts to achieve this objective by investing primarily in dividend paying common stocks on which options are traded on national securities exchanges, in securities convertible into common stocks, and selling covered call options and secured put options. The Fund may also hedge its securities by purchasing put and call options on its portfolio securities, purchasing put and selling call options on the same securities, and engaging in transactions in stock index and interest rate futures, stock index options, and options on stock index and interest rate futures.

The following is a summary of the Fund's significant accounting policies.

SECURITIES VALUATION--Common stocks and outstanding options (collectively referred to as securities) are stated at market value. Securities traded on securities exchanges are valued at the last sale price on the day of the valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Interest income on bonds is not reduced by amortization of premium paid but is increased by amortization of any discount. Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses from securities transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

OPTION ACCOUNTING PRINCIPLES--Covered call options and secured put options are written on the Fund's portfolio in order (i) to achieve, through the receipt of premiums, a higher long-term return than would be received from the same portfolio unhedged and (ii) to reduce the fluctuation in this total return. When the Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When the Fund writes a put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the Fund uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

FUND SHARE VALUATION--Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading of the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less the sum of liabilities and the value of outstanding options, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES--It is the Fund's intention to continue to comply with the provisions of the Internal Revenue Code enabling it to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

The cost of investments and options for Federal income tax purposes at June 30, 1997 was approximately $37,085,000. Net unrealized appreciation of $15,086,000 was comprised of aggregate gross unrealized appreciation of $17,601,000 less aggregate gross depreciation of $2,515,000.

CASH AND CASH EQUIVALENTS--Cash and cash equivalents at June 30, 1997 consist of cash on deposit and money market funds valued at cost, which approximates market value.

USE OF ESTIMATES--The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

2.  INVESTMENT ADVISORY AGREEMENT AND "AFFILIATED PERSONS"

Analytic-TSA Global Asset Management, Inc. is the investment adviser (the "Adviser") of the Fund. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation, a holding company that purchased all of the voting common stock of the Adviser on May 9, 1985. The Adviser, subject to the control and direction of the Fund's board of directors, manages and supervises the investment operations of the Fund and the composition of its portfolio, including the writing of options and makes recommendations to the Fund's board of directors as to investment policies.

As compensation for furnishing investment advisory, management, and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement the Fund pays the Adviser an annual fee equal to 0.75% of the first $ 100,000,000 of average daily net assets, 0.65% of the next $100,000,000 of average daily net assets, and 0.55% of average net assets in excess of $200,000,000. At June 30, 1997, five officers and one director of the Fund are also officers and director of the Adviser.

3.  ADMINISTRATION SERVICES

Effective May 15, 1997, UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Fund under a Fund Administration Agreement (the "Administration Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, (computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion.) The fees are allocated among the portfolios of other funds administered by UAM Fund Services, Inc. and the Analytic Series Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.06% of the average daily net assets of the Fund. Also effective May 15, 1997 the Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a wholly owned subsidiary of the Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, and transfer agent services. Pursuant to the Mutual Funds Services Agreement, the Administrator pays CGFSC a monthly fee. For the period May 15, 1997 to June 30, 1997, UAM Fund Services, Inc. earned $11,244 from the Portfolio as Administrator of which $7,194 was paid to CGFSC for their services.

Prior to May 15, 1997, the Adviser served as the administrator, fund accounting and transfer agent to the Analytic Funds. For its service, the Adviser received annual fees, computed daily and payable monthly, based on the number of accounts and the average daily net assets of each portfolio. For the period January 1, 1997 to May 14, 1997 the Adviser earned $47,778 from the Portfolio as Administrator.

4.  INVESTMENT ACTIVITY

For the six months ended June 30, 1997, the cost basis of purchases and proceeds of sales of investments aggregated $6,604,718, and $12,670,832 (including $908,525 premiums for call options exercised), respectively. Transactions in option contracts written were as follows:

                                                     NUMBER OF
                                                     CONTRACTS     PREMIUMS
                                                    -----------  -------------
Outstanding at beginning of year..................       7,582       1,929,290
Options written...................................      12,211       3,228,684
Options terminated in closing purchase
  transactions....................................      (6,456)     (1,744,491)
Options expired...................................      (1,685)       (397,746)
Options exercised.................................      (4,239)       (908,525)
                                                    -----------  -------------
Outstanding at June 30, 1997......................       7,413       2,107,212
                                                    -----------  -------------
                                                    -----------  -------------

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                        ENDED
                                                      JUNE 30,                        YEAR ENDED DECEMBER 31
                                                        1997        ----------------------------------------------------------
                                                     (UNAUDITED)      1996          1995          1994         1993     1992
                                                    -------------   ---------     ---------     ---------     -------  -------
Net asset value, beginning of period..............      $ 14.38     $   13.26     $   11.12     $   11.96     $ 11.97  $ 12.29
                                                    -------------   ---------     ---------     ---------     -------  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................         0.07          0.20          0.24          0.31        0.33     0.27
  Net realized or unrealized gains (losses) on
    investments and options.......................         1.58          1.87          2.14         (0.02)       0.48     0.48
                                                    -------------   ---------     ---------     ---------     -------  -------
    Total from investment operations..............         1.65          2.07          2.38          0.29        0.81     0.75
                                                    -------------   ---------     ---------     ---------     -------  -------
LESS DISTRIBUTIONS:
  From net investment income......................         0.06          0.20          0.24          0.31        0.33     0.29
  From net realized gains.........................           --          0.75          0.00          0.82        0.49     0.78
                                                    -------------   ---------     ---------     ---------     -------  -------
  Total distributions.............................         0.06          0.95          0.24          1.13        0.82     1.07
                                                    -------------   ---------     ---------     ---------     -------  -------
Net asset value, end of period....................      $ 15.97     $   14.38     $   13.26     $   11.12     $ 11.96  $ 11.97
                                                    -------------   ---------     ---------     ---------     -------  -------
                                                    -------------   ---------     ---------     ---------     -------  -------
TOTAL RETURN......................................        11.50%        15.66%        21.52%         2.47%       6.73%    6.17%
                                                    -------------   ---------     ---------     ---------     -------  -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)..................      $52,086     $  52,484     $  42,648     $  48,254     $76,948  $91,561
Ratio of expenses to average net assets...........         1.32%*        1.34%(1)      1.38%(1)      1.10%       1.07%    1.02%
Ratio of net investment income to average net
 assets...........................................         0.87%*        1.43%         1.87%         3.45%       2.51%    2.33%
Portfolio turnover rate...........................        12.41%        43.17%        32.37%        48.71%      36.19%   81.73%
Average commission rate(2)........................      $0.0421       $0.0446       $0.0442

(1) Gross of expenses paid indirectly through broker arrangements. With the expense reduction from brokerage arrangements, the ratio of expenses to average net assets would have been 1.23% and 1.22% for the years ended December 31, 1996 and 1995, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

* Annualized.

OFFICERS AND DIRECTORS
CHAIRMAN OF THE
BOARD OF DIRECTORS...  Michael F. Koehn
DIRECTOR.............  Michael D. Butler
DIRECTOR.............  Robertson Whittemore
PRESIDENT............  Harindra de Silva
EXECUTIVE VICE
PRESIDENT AND
SECRETARY............  Charles L. Dobson
TREASURER............  Gregory M. McMurran
SENIOR VICE
PRESIDENT............  Angelo A. Cavello
SENIOR VICE
PRESIDENT............  Marie Nastasi Arlt

          INVESTMENT ADVISOR
          Analytic-TSA Global Asset Managment, Inc.
          700 South Flower Street, Suite 2400
          Los Angeles, CA 90017

          TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
          AND SHAREHOLDER RELATIONS SERVICING AGENT
          UAM Fund Services, Inc.
          211 Congress Street
          Boston, MA 02110

          CUSTODIAN
          The Union Bank of California, N.A.
          Mutual Fund Services
          475 Sansome Street, 11th Floor
          San Francisco, CA 94111

          COUNSEL
          Paul, Hastings, Janofsky & Walker LLP
          555 South Flower Street
          Los Angeles, CA 90071

          INDEPENDENT ACCOUNTANTS
          Deloitte & Touche LLP
          1000 Wilshire Blvd.
          Los Angeles, CA 90017

          THE DEFENSIVE EQUITY PORTFOLIO
          OF ANALYTIC OPTIONED EQUITY FUND
          The Analytic Funds
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA 02108
          Phone: (800) 374-2633

                                  ANALYTICFUNDS
                                  THE DEFENSIVE
                                 EQUITY PORTFOLIO
----------------------

                               OF ANALYTIC OPTIONED
                                    EQUITY FUND

                                SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                                                  MEMBER OF
                                               100% NO-LOAD-TM-
                                             MUTUAL FUND COUNCIL
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